Schedule of prepaid expenses and other current assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
	$ 146,842	$ 101,353
Dror Ortho Design Ltd [Member]
VAT receivable		101,353	$ 20,234
Prepaid consulting services			9,385
		$ 101,353	$ 29,619